NET OPERATING REVENUES	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Revenue Recognition	NET OPERATING REVENUES
Our Company operates in two lines of business: concentrate operations and finished product operations.
Our concentrate operations typically generate net operating revenues by selling beverage concentrates, sometimes referred to as “beverage bases,” syrups, including fountain syrups, and certain finished beverages to authorized bottling operations (to which we typically refer as our “bottlers” or our “bottling partners”). Our bottling partners either combine concentrates with still or sparkling water and sweeteners (depending on the product), or combine syrups with still or sparkling water, to produce finished beverages. The finished beverages are packaged in authorized containers, such as cans and refillable and nonrefillable glass and plastic bottles, bearing our trademarks or trademarks licensed to us and are then sold to retailers directly or, in some cases, through wholesalers or other bottlers. In addition, outside the United States, our bottling partners are typically authorized to manufacture fountain syrups, using our concentrates, which they sell to fountain retailers for use in producing beverages for immediate consumption, or to authorized fountain wholesalers who in turn sell and distribute the fountain syrups to fountain retailers. Our concentrate operations are included in our geographic operating segments.
Our finished product operations generate net operating revenues by selling sparkling soft drinks and a variety of other finished beverages to retailers, or to distributors and wholesalers who in turn sell the beverages to retailers. Generally, finished product operations generate higher net operating revenues but lower gross profit margins than concentrate operations. These operations consist primarily of our consolidated bottling and distribution operations, which are included in our Bottling Investments operating segment. In certain markets, the Company also operates non-bottling finished product operations in which we sell finished beverages to distributors and wholesalers that are generally not one of the Company’s bottling partners. These operations are generally included in our geographic operating segments. Additionally, we sell directly to consumers through retail stores operated by Costa. These sales are included in our Europe, Middle East and Africa operating segment, regardless of the physical location of the retail stores. In the United States, we manufacture fountain syrups and sell them to fountain retailers, who use the fountain syrups to produce beverages for immediate consumption, or to authorized fountain wholesalers or bottling partners who in turn sell and distribute the fountain syrups to fountain retailers. These fountain syrup sales are included in our North America operating segment.
Revenue is recognized when performance obligations under the terms of the contracts with our customers are satisfied. Our performance obligation generally consists of the promise to sell concentrates, syrups or finished products to our bottling partners, wholesalers, distributors or retailers. Control of the concentrates, syrups or finished products is transferred upon shipment to, or receipt at, our customers’ locations, as determined by the specific terms of the contract. Upon transfer of control to the customer, which completes our performance obligation, revenue is recognized. Our sales terms generally do not allow for a right of return except for matters related to any manufacturing defects on our part. After completion of our performance obligation, we have an unconditional right to consideration as outlined in the contract. Our receivables will generally be collected in less than six months, in accordance with the underlying payment terms. All of our performance obligations under the terms of contracts with our customers have an original duration of one year or less.
Our customers and bottling partners may be entitled to cash discounts, funds for promotional and marketing activities, volume-based incentive programs, support for infrastructure programs and other similar programs. In most markets, in an effort to allow our Company and our bottling partners to grow together through shared value, aligned financial objectives and the flexibility necessary to meet consumers’ always changing needs and tastes, we have implemented an incidence-based concentrate pricing model. Under this model, the price we charge bottlers for concentrates they use to prepare and package finished products is impacted by a number of factors, including, but not limited to, the prices charged by the bottlers for such finished products, the channels in which they are sold, and package mix. The amounts associated with the arrangements described above represent variable consideration, an estimate of which is included in the transaction price as a component of net operating revenues in our consolidated statement of income upon completion of our performance obligations. The total revenue recorded, including any variable consideration, cannot exceed the amount for which it is probable that a significant reversal will not occur when uncertainties related to variability are resolved. As a result, we are recognizing revenue based on our best estimate of the consideration that we expect to receive. In making our estimates of variable consideration, we consider past results and make assumptions related to: (1) customer sales volumes; (2) customer ending inventories; (3) customer selling price per unit; (4) selling channels; and (5) discount rates, rebates and other pricing allowances, as applicable. In gathering data to estimate our variable consideration, we generally calculate our estimates using a portfolio approach at the country and product line level rather than at the individual contract level. The result of making these estimates will impact the line items trade accounts receivable or accounts payable and accrued expenses in our consolidated balance sheet, as applicable. The actual amounts ultimately paid and/or received may be different from our estimates. The change in the amount of variable consideration recognized during the year ended December 31, 2024 related to performance obligations satisfied in prior periods was immaterial.
The following table presents net operating revenues disaggregated between the United States and International and further by line of business (in millions):

	United States	International	Total
Year Ended December 31, 2024
Concentrate operations	$8,813	$18,912	$27,725
Finished product operations	9,549	9,787	19,336
Total	$18,362	$28,699	$47,061
Year Ended December 31, 2023
Concentrate operations	$8,780	$17,759	$26,539
Finished product operations	7,770	11,445	19,215
Total	$16,550	$29,204	$45,754
Year Ended December 31, 2022
Concentrate operations	$7,702	$16,369	$24,071
Finished product operations	7,711	11,222	18,933
Total	$15,413	$27,591	$43,004
Refer to Note 20 for additional revenue disclosures by operating segment and Corporate.